Federated MDT Balanced Fund
A Portfolio of Federated MDT Series
CLASS A SHARES (TICKER QABGX)
CLASS C SHARES (TICKER QCBGX)
CLASS R SHARES (TICKER QKBGX)
INSTITUTIONAL SHARES (TICKER QIBGX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED sePTEMBER 30, 2012
Under the heading entitled “ Fund Management,” please delete the information regarding Joseph M. Balestrino.
March 25, 2013
Federated MDT Balanced Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451575 (3/13)